Share-Based Payments	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Share-Based Payments
Note 9: Share-Based Payments
We currently grant share-based awards to our employees, non-employee directors and consultants under our 2011 Incentive Plan (the “Plan”). The Plan permits the granting of stock options, restricted stock, restricted stock units, and performance-based restricted stock.
The following is the summary of grant information:

Shares in thousands	December 31, 2014
Unissued common stock reserved for issuance under all plans	1,219
Shares available for future grants	1,090

Certain information regarding our share-based payments is as follows:

	Year Ended December 31,
Dollars in thousands except per share data	2014	2013	2012
Share-based payments expense:
Share-based compensation - stock options	$803	$1,566	$2,654
Share-based compensation - restricted stock	11,214	10,504	10,593
Share-based payments for content arrangements	1,367	4,761	6,115
Total share-based payments expense	$13,384	$16,831	$19,362
Tax benefit on share-based payments expense	$5,134	$6,392	$7,246
Per share weighted average grant date fair value of stock options granted	$—	$53.90	$27.24
Per share weighted average grant date fair value of restricted stock granted	$71.37	$53.94	$55.94
Total intrinsic value of stock options exercised	$3,263	$10,567	$10,509
Grant date fair value of restricted stock vested	$13,036	$12,641	$11,648

	December 31, 2014
Dollars in thousands	Unrecognized Share-Based Payments Expense	Weighted-Average Remaining Life
Unrecognized share-based payments expense:
Share-based compensation - stock options	$863	1.8 years
Share-based compensation - restricted stock	20,714	2.1 years
Share-based payments for content arrangements (1)	1,041	0.8 years
Total unrecognized share-based payments expense	$22,618

(1)
Related to 25,000 shares of restricted stock granted to Sony in connection with extending our existing content license agreement. The unrecognized expense associated with these vested shares is recognized over the agreement term.

Share-Based Compensation
Stock options
Shares of common stock are issued upon exercise of stock options. The following table presents a summary of stock option activity for 2014:

Shares in thousands	Options	Weighted Average Exercise Price
Outstanding, December 31, 2013	248	$45.72
Granted	—	$—
Exercised	(103)	$36.17
Canceled, expired, or forfeited	(17)	$52.04
Outstanding, December 31, 2014	128	$52.59

Certain information regarding stock options outstanding as of December 31, 2014, is as follows:

	Options
Shares and intrinsic value in thousands	Outstanding	Exercisable
Number	128	58
Weighted average per share exercise price	$52.59	$51.48
Aggregate intrinsic value	$2,904	$1,384
Weighted average remaining contractual term (in years)	7.31	6.79

Restricted stock and performance based restricted stock awards
Restricted stock awards are granted to eligible employees, including executives, and non-employee directors. Awards granted to employees and executives vest annually in equal installments over four years. Non-employee director awards vest one year after the grant date. Performance-based restricted stock awards are granted to executives only, with established performance criteria approved by the Compensation Committee of the Board of Directors. The fair value of non-performance-based awards is based on the market price on the grant date and is recognized on a straight-line basis over the vesting period.
Awards of performance-based restricted stock made prior to 2013, once earned, vest in equal installments over three years from the date of grant. Awards of performance-based restricted stock made in and subsequent to 2013, once earned, vest in two installments over three years from the date of grant (65% of the award vests two years from the date of grant and the remaining 35% of the award vests three years from the date of grant). The restricted shares require no payment from the grantee. The fair value of performance-based awards is based on achieving specific performance conditions and is recognized over the vesting period if and when we conclude that it is probable that the performance condition will be achieved.
The following table presents a summary of restricted stock award activity for 2014:

Shares in thousands	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2013	597	$52.58
Granted	347	$71.37
Vested	(190)	$50.41
Forfeited	(145)	$59.35
Non-vested, December 31, 2014	609	$62.35

Share-Based Payments for Content Arrangements
We have granted restricted stock as part of content license agreements with certain movie studios. The expense related to these agreements is included within direct operating expenses in our Consolidated Statements of Comprehensive Income and is adjusted based on the number of unvested shares and market price of our common stock each reporting period. See Note 17: Commitments and Contingencies for more information on changes in commitments to issue restricted stock for content license agreements.
Information related to the shares of restricted stock granted as part of these agreements as of December 31, 2014, is as follows:

Whole shares	Granted	Vested	Unvested	Remaining Vesting Period
Sony (1)	218,348	218,348	—	N/A
Paramount (2)	300,000	255,000	45,000	one day
Total	518,348	473,348	45,000

(1)	Includes 25,000 shares granted and fully vested in 2014 due to one-year contract extension executed in 2014.

(2)	Vested on January 1, 2015.
Rights to Receive Cash
As a part of the acquisition of ecoATM, we issued replacement awards for unvested restricted stock and options in ecoATM with rights to receive cash equal to the per share merger consideration for restricted stock and net of the exercise price for options. The replacement awards vest in accordance with the terms of the original replaced award. The fair value of the original and replacement awards amounted to $32.1 million, of which $1.4 million was attributed to pre-combination services rendered and included in the calculation of total consideration transferred. The replacement awards are considered liability classified as they represent rights to receive cash. Expense associated with the post-combination awards will be recognized net of forfeitures, and cash payments will be made, in accordance with the awards' vesting schedule, generally on a monthly basis. We recognized $13.3 million and $8.7 million in expense associated with the issuance of rights to receive cash for the twelve months ended December 31, 2014 and 2013, respectively. The expected future recognition of expense associated with the rights to receive cash as of December 31, 2014 is as follows:

Dollars in thousands	Expected Expense
2015	$4,588
2016	2,953
2017	513
Remaining total expected expense	$8,054